Pruco Life Insurance Company                                        Erin C. Schwerzmann
Vice President and Assistant Secretary

Pruco Life Insurance Company
280 Trumbull Street
Hartford, CT 06103
(860) 534-9177 fax: (860) 392-6307

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:Post-Effective Amendment No. 9 to Registration Statement for the Pruco Life Variable Universal Account, Registration No. 333-158634.

Ladies and Gentlemen:

We are filing with the Commission Post-Effective Amendment No. 9 to the above-referenced registration statement pursuant to Rule 485(b), and the registrant has designated May 1, 2014 as the date upon which this amendment shall become effective.  As Vice President and Assistant Secretary, I have reviewed the amendment and represent that it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

Should the Commission or its Staff declare the above-referenced filing effective, we understand that such action does not prevent the Commission from taking action on the filing.   The action of the Commission or its Staff in declaring the above-referenced post-effective amendment effective does not relieve the Registrant from full responsibility for the adequacy and accuracy of the disclosure in the filing.  The Registrant will not use the SEC's comment process as a defense in any securities related litigation against them.

Respectfully yours,

  /s/ Erin C. Schwerzmann                                4/22/2014
Erin C. Schwerzmann                                       Date
Pruco Life Insurance Company

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